Congress Small Cap Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 6.2%
AeroVironment, Inc. (a)	200,000	$53,528,000
Moog, Inc. - Class A	190,000	36,780,200
		90,308,200

Banks - 2.5%
Ameris Bancorp	540,000	36,909,000

Biotechnology - 1.9%
Vericel Corp. (a)	810,000	28,301,400

Broadline Retail - 3.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	360,000	49,186,800

Building Products - 2.0%
CSW Industrials, Inc.	115,000	29,840,200

Capital Markets - 4.5%
Cohen & Steers, Inc.	355,000	26,113,800
PJT Partners, Inc. - Class A	220,000	39,296,400
		65,410,200

Chemicals - 5.1%
Balchem Corp.	205,000	31,256,350
Sensient Technologies Corp.	390,000	43,793,100
		75,049,450

Commercial Services & Supplies - 2.0%
Interface, Inc.	1,400,000	28,868,000

Communications Equipment - 2.9%
Calix, Inc. (a)	740,000	41,950,600

Construction & Engineering - 7.4%
Primoris Services Corp.	484,650	45,639,490
Sterling Infrastructure, Inc. (a)	235,000	62,883,650
		108,523,140

Construction Materials - 2.2%
Knife River Corp. (a)	395,000	32,579,600

Diversified Consumer Services - 2.4%
Universal Technical Institute, Inc. (a)	1,100,000	35,442,000

Electronic Equipment, Instruments & Components - 2.5%
Crane NXT Co.	625,000	37,087,500

Health Care Equipment & Supplies - 10.4%
Inspire Medical Systems, Inc. (a)	224,000	27,896,960
Integer Holdings Corp. (a)	285,000	30,925,350
LeMaitre Vascular, Inc.	385,000	31,277,400
Merit Medical Systems, Inc. (a)	370,000	31,398,200
UFP Technologies, Inc. (a)	140,000	31,694,600
		153,192,510

Household Durables - 1.9%
Champion Homes, Inc. (a)	465,000	28,318,500

Leisure Products - 1.9%
YETI Holdings, Inc. (a)	750,000	27,555,000

Machinery - 7.5%
Enpro, Inc.	180,000	38,233,800
Federal Signal Corp.	288,500	36,515,445
JBT Marel Corp.	255,000	35,139,000
		109,888,245

Oil, Gas & Consumable Fuels - 1.2%
SM Energy Co.	660,000	18,209,400

Personal Care Products - 3.0%
elf Beauty, Inc. (a)	360,000	43,628,400

Pharmaceuticals - 5.2%
Ligand Pharmaceuticals, Inc. (a)	350,000	46,053,000
Prestige Consumer Healthcare, Inc. (a)	410,000	30,319,500
		76,372,500

Semiconductors & Semiconductor Equipment - 7.5%
Nova Ltd. (a)	160,000	42,014,400
Power Integrations, Inc.	469,360	22,773,347
Rambus, Inc. (a)	610,000	45,097,300
		109,885,047

Software - 11.2%
ACI Worldwide, Inc. (a)	750,000	31,920,000
Box, Inc. - Class A (a)	1,075,000	34,507,500
Commvault Systems, Inc. (a)	240,000	45,588,000
InterDigital, Inc.	200,000	51,640,000
		163,655,500

Specialty Retail - 3.0%
Boot Barn Holdings, Inc. (a)	255,000	43,834,500
TOTAL COMMON STOCKS (Cost $1,102,981,366)		1,433,995,692

SHORT-TERM INVESTMENTS - 2.2%		Value
Money Market Funds - 2.2%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	32,908,032	32,908,032
TOTAL SHORT-TERM INVESTMENTS (Cost $32,908,032)		32,908,032

TOTAL INVESTMENTS - 100.0% (Cost $1,135,889,398)		1,466,903,724
Other Assets in Excess of Liabilities - 0.0% (c)		317,229
TOTAL NET ASSETS - 100.0%		$1,467,220,953
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Congress Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,433,995,692	$–	$–	$1,433,995,692
Short-Term Investments	32,908,032	–	–	32,908,032
Total Investments	$1,466,903,724	$–	$–	$1,466,903,724

Refer to the Schedule of Investments for further disaggregation of investment categories.